GUARANTEE LIABILITIES - Contractual amounts (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
GUARANTEE LIABILITIES
Contractual amounts of outstanding loans subject to guarantee	¥ 24,823,317	¥ 41,143,367
Current contractual amounts of outstanding loans subject to guarantee	24,515,488	40,423,833
0 - 30 days past due
GUARANTEE LIABILITIES
Contractual amounts of outstanding loans subject to guarantee	200,765	468,704
31 - 60 days past due
GUARANTEE LIABILITIES
Contractual amounts of outstanding loans subject to guarantee	96,403	231,464
61 - 90 days past due
GUARANTEE LIABILITIES
Contractual amounts of outstanding loans subject to guarantee	¥ 10,661	¥ 19,366